Document and Entity Information	Jul. 15, 2021
Details
Registrant CIK	0001490054
Registrant Name	VERDE BIO HOLDINGS, INC.
SEC Form	8-K
Period End date	Jul. 15, 2021
Tax Identification Number (TIN)	30-0678378
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54524
Entity Address, Address Line One	5750 Genesis Court
Entity Address, Address Line Two	Suite 220B
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	972
Local Phone Number	217-4080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false